Share Option and Warrant Reserves (Details 4) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share Option And Warrant Reserves
Outstanding warrants	0	27,716
Warrants issued	50,000	0
Warrants expired	0	(12,716)
Warrants exercised	0	(15,000)
Outstanding warrants	50,000	0
Outstanding warrants, exercise price	$ 0.00	$ 1.40
Warrants issued, exercise price	2.00	0
Warrants expired, exercise price	0.00	1.40
Warrants exercised, exercise price	0.00	1.40
Outstanding warrants, exercise price	$ 0.00	$ 0.00